FINANCIAL INVESTORS TRUST

Rondure New World Fund

Rondure Overseas Fund

(the “Funds”)

SUPPLEMENT DATED NOVEMBER 18, 2021 TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED AUGUST 31, 2021, AS SUBSEQUENTLY AMENDED

The “Ownership of Securities” table under the section titled “PORTFOLIO MANAGERS” in the Funds’ Statement of Additional Information is hereby deleted and replaced with the following:

Portfolio Manager	Fund	Dollar Range of Ownership
Laura Geritz	Rondure New World Fund	Over $1,000,000
Laura Geritz	Rondure Overseas Fund	Over $1,000,000
Blake Clayton	Rondure New World Fund	$50,001 - $100,000
Blake Clayton	Rondure Overseas Fund	$50,001 - $100,000
Lydia So	Rondure New World Fund	$100,001 - $500,000
Lydia So	Rondure Overseas Fund	None
Jennifer Anne McCulloch Dunne	Rondure New World Fund	None
Jennifer Anne McCulloch Dunne	Rondure Overseas Fund	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE